Calvert
Focused Value Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Air Freight & Logistics — 2.4%
United Parcel Service, Inc., Class B	10,948	$ 1,380,543
		$ 1,380,543
Banks — 3.9%
Wells Fargo & Co.	31,829	$ 2,235,669
		$ 2,235,669
Biotechnology — 3.1%
AbbVie, Inc.	10,117	$ 1,797,791
		$ 1,797,791
Building Products — 2.6%
Johnson Controls International PLC	19,194	$1,514,982
		$1,514,982
Capital Markets — 5.0%
Charles Schwab Corp.	21,205	$1,569,382
Interactive Brokers Group, Inc., Class A	7,527	1,329,795
		$2,899,177
Chemicals — 4.3%
FMC Corp.	20,634	$1,003,019
Linde PLC	3,509	1,469,113
		$2,472,132
Communications Equipment — 3.9%
Cisco Systems, Inc.	37,780	$2,236,576
		$2,236,576
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	14,318	$1,279,313
		$1,279,313
Containers & Packaging — 2.4%
Ball Corp.	24,904	$1,372,957
		$1,372,957
Electric Utilities — 3.0%
NextEra Energy, Inc.	23,742	$1,702,064
		$1,702,064
Electrical Equipment — 3.3%
Emerson Electric Co.	15,412	$1,910,009
		$1,910,009
Security	Shares	Value
Entertainment — 3.7%
Walt Disney Co.	18,835	$ 2,097,277
		$ 2,097,277
Food Products — 2.3%
General Mills, Inc.	20,452	$ 1,304,224
		$ 1,304,224
Health Care Providers & Services — 3.2%
UnitedHealth Group, Inc.	3,612	$ 1,827,166
		$ 1,827,166
Household Products — 2.8%
Clorox Co.	9,998	$1,623,775
		$1,623,775
Insurance — 10.0%
American International Group, Inc.	26,922	$1,959,922
Reinsurance Group of America, Inc.	8,962	1,914,552
Travelers Cos., Inc.	7,880	1,898,213
		$5,772,687
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A	8,483	$1,605,832
		$1,605,832
Leisure Products — 1.8%
Hasbro, Inc.	18,982	$1,061,284
		$1,061,284
Life Sciences Tools & Services — 4.9%
Mettler-Toledo International, Inc.(1)	1,101	$1,347,272
Thermo Fisher Scientific, Inc.	2,871	1,493,580
		$2,840,852
Machinery — 4.9%
Toro Co.	17,002	$1,361,860
Westinghouse Air Brake Technologies Corp.	7,738	1,467,048
		$2,828,908
Multi-Utilities — 2.5%
CMS Energy Corp.	21,223	$1,414,513
		$1,414,513
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	35,150	$1,988,084
Zoetis, Inc.	8,457	1,377,899
		$3,365,983

Calvert
Focused Value Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 3.5%
Robert Half, Inc.	28,365	$ 1,998,598
		$ 1,998,598
Residential REITs — 4.8%
Invitation Homes, Inc.	37,087	$ 1,185,671
Mid-America Apartment Communities, Inc.	10,222	1,580,015
		$ 2,765,686
Semiconductors & Semiconductor Equipment — 5.3%
Micron Technology, Inc.	20,124	$ 1,693,636
ON Semiconductor Corp.(1)	21,667	1,366,104
		$3,059,740
Specialty Retail — 2.5%
Lithia Motors, Inc., Class A	4,041	$1,444,375
		$1,444,375
Total Common Stocks (identified cost $48,957,401)		$55,812,113

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	1,708,629	$ 1,708,629
Total Short-Term Investments (identified cost $1,708,629)		$ 1,708,629
Total Investments — 100.0% (identified cost $50,666,030)		$57,520,742
Other Assets, Less Liabilities — (0.0)%(3)		$ (22,506)
Net Assets — 100.0%		$57,498,236

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(3)	Amount is less than (0.05)%.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,708,629, which represents 3.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$960,930	$4,570,522	$(3,822,823)	$ —	$ —	$1,708,629	$6,408	1,708,629

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Focused Value Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,812,113(1)	$ —	$ —	$55,812,113
Short-Term Investments	1,708,629	—	—	1,708,629
Total Investments	$57,520,742	$ —	$ —	$57,520,742

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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